provisions (Tables)	12 Months Ended
Dec. 31, 2018
provisions
Schedule of other provisions

	Asset
	retirement	Employee-	Written put
(millions)	obligation	related	options [1]	Other	Total
As at January 1, 2017	$339	$77	$—	$103	$519
Additions	13	39	90	58	200
Reversal	(53)	(5)	(11)	(1)	(70)
Use	(6)	(75)	—	(40)	(121)
Interest effect [2]	58	—	2	—	60
Effects of foreign exchange, net	—	—	1	—	1
As at December 31, 2017	351	36	82	120	589
Additions	6	124	207	72	409
Reversal	—	—	(17)	(5)	(22)
Use	(10)	(72)	(13)	(44)	(139)
Interest effect [2]	(11)	—	10	—	(1)
Effects of foreign exchange, net	—	—	21	—	21
As at December 31, 2018	$336	$88	$290	$143	$857
Current	$6	$35	$—	$37	$78
Non-current	345	1	82	83	511
As at December 31, 2017	$351	$36	$82	$120	$589
Current	$8	$84	$9	$28	$129
Non-current	328	4	281	115	728
As at December 31, 2018	$336	$88	$290	$143	$857
1	The additions for the year ended December 31, 2017, for written put options have been adjusted as set out in Note 18(c).
2

The difference of $(22) (2017 – $47) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.